INVENTORIES	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

4.	INVENTORIES

A summary of inventories is as follows:

As of:	(Unaudited) September 30, 2022	December 31, 2021
Raw materials	$135,740	$97,636
Work in process	-	-
Finished goods	1,001,129	-
Inventory	$1,136,869	$97,636

As of September 30, 2022, inventory consisted of raw materials, which were functional mushrooms produced from the Company’s farm operations, located in Olympia, Washington, to be used in the production of its cognitive performance products. In addition, inventory consisted of finished goods inventory, which were the Company’s three direct-to-consumer products: SunbeamTM, Golden HourTM, and MoonlightTM as well as packaging materials. Inventory is recognized at the lower of cost or net realizable value. Net realizable value is determined based on the estimated selling price less reasonably predictable cost of completion, disposal, and transportation.

4.	INVENTORIES

A summary of inventories is as follows:

As of December 31, 2021
Raw materials	$97,636
Work in process	-
Finished goods	-
Inventories, at cost	$97,636
Less: reserve for obsolescence	-
Inventories, net	97,636

Inventory consists of raw materials such as inputs for functional mushroom and packaging materials that are stated at the lower of cost or net realizable value. Net realizable value is determined based on the estimated selling price less reasonably predictable cost of completion, disposal, and transportation. As of December 31, 2021, the Company did not have a product for sale and did not have a reserve for obsolescence.